Summary of Significant Accounting Policies - Schedule of Contract Assets and Deferred Revenues (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025	May 31, 2024
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract assets at beginning
Contract liabilities Deferred revenue at beginning
Contract assets Net change due to billings	86,373
Contract liabilities Deferred revenue Net change due to billings
Contract assets Revenue recognized	86,373
Contract liabilities Deferred revenue Revenue recognized
Contract assets at ending
Contract liabilities Deferred revenue at ending
Deferred Revenue [Member]
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract liabilities Deferred revenue at beginning	43,982,000,000
Contract liabilities Deferred revenue Net change due to billings		43,982,000,000
Contract liabilities Deferred revenue Revenue recognized
Contract liabilities Deferred revenue at ending		43,982,000,000
Unbilled Revenues [Member]
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract assets at beginning
Contract assets Net change due to billings	86,373
Contract assets Revenue recognized	86,373
Contract assets at ending